Schedule of Investments
October 31, 2020 (unaudited)
Ranger Quest for Income & Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stock - 76.62%

Aerospace & Defense - 2.97%
Lockheed Martin Corp.	687	240,539

Banks - 7.95%
J.P. Morgan Chase & Co.	3,607	353,630
Bank of America Corp.	12,221	289,638

		643,268

Biotechnology - 4.20%
AbbVie, Inc.	3,995	339,974

Capital Markets - 5.11%
CME Group, Inc. Class A	1,704	256,827
Ares Capital Corp.	11,306	156,362

		413,189

Chemicals - 0.41%
Corteva, Inc.	1,012	33,376

Diversified Telecommunication Services - 5.67%
Verizon Communications, Inc.	4,391	250,243
BCE, Inc. (Canada)	5,181	208,380

		458,623

Electric Utilities - 4.49%
Duke Energy Corp.	3,943	363,190

Food Products - 1.96%
Mowi ASA (Norway) (2)	10,033	158,236

Gas Utilities - 0.87%
Brookfield Infrastructure Corp. Class A	1,289	70,212

Marine - 0.63%
Costamare, Inc. ADR (Monaco)	8,979	51,091

Multiline Retail - 3.62%
Target Corp.	1,925	293,023

Pharmaceuticals - 7.06%
Merck & Co., Inc.	3,851	289,634
Johnson & Johnson	2,053	281,487

		571,121

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.22%
Dow, Inc.	2,165	98,486

Road & Rail - 2.18%
Union Pacific Corp.	997	176,658

Semiconductors & Semiconductor Equipment - 12.14%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	9,660	810,184
Broadcom, Inc.	490	171,319

		981,503

Software - 8.50%
Microsoft Corp.	3,393	686,981

Specialty Retail - 3.70%
Home Depot, Inc.	1,123	299,515

Wireless Telecommunication Services - 3.94%
Tele2 AB Class B (Sweden)	26,890	318,734

Total Common Stocks	(Cost $ 5,004,803)	6,197,719

Preferred Stock - 1.93%

Goldman Sachs Group, Inc. 4.000% Perpetual	6,660	156,310

Total Preferred Stock	(Cost $ 157,823)	156,310

Exchange Traded Funds - 0.01%

Vanguard Total International Bond Index Fund ETF	8	467

Total Exchange Traded Funds	(Cost $ 459)	467

Real Estate Investment Trusts - 13.67%

Equity Real Estate Investment Trust - 9.48%
Ascendas Real Estate Investment Trust (Singapore)	200,936	423,605
Crown Castle International Corp.	2,194	342,703

		766,308

Mortgage Real Estate Investment Trust - 4.19%
Blackstone Mortgage Trust, Inc. Class A	8,375	181,738
Starwood Property Trust, Inc.	11,219	156,729

		338,467

Total Real Estate Investment Trusts	(Cost $ 1,033,878)	1,104,775

Master Limited Partnerships & Publicly Traded Partnerships - 2.65%

Brookfield Infrastructure Partners, L.P. (Bermuda)	5,004	214,672

Total Master Limited Partnerships & Publicly Traded Partnerships	(Cost $ 103,732)	214,672

Short-Term Investment - 5.29%

First American Government Obligation Fund - Class Z 1.45% (3)	427,665	427,665

Total Short-Term Investment	(Cost $ 427,665)	427,665

Total Investments -100.17%	(Cost $ 6,728,360)	8,101,608

Liabilities in Excess of Other Assets - (0.17%)		(15,125)

Total Net Assets - 100.00%		8,086,483

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$8,101,608	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,101,608	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2020.